Retirement Benefits – Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits – Defined Benefit Obligations [Abstract]
Schedule of Defined Benefit Liability and its Components

The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

	Defined benefits				Post-employment benefits
	Seniority premium and termination indemnity at retirement (Betterware-Jafra)				Pension plan (Jafra)
	2024		2023	2022	2024	2023	2022

Balance at January 1	Ps.	44,459	30,148	2,093	82,691	123,759	-

Additions for subsidiaries’ acquisition		-	-	23,637	-	-	125,606

Included in profit or loss:
Past service cost		-	(1,010)	-	-	(29,615)	-
Current service cost		4,996	4,246	2,924	4,345	5,605	4,553
Interest cost		3,988	3,426	2,095	7,408	10,487	7,367

Net (gain) cost of the period		8,984	6,662	5,019	11,753	(13,523)	11,920

Included in other comprehensive income:
Remeasurement of defined benefit obligation		5,663	11,730	(1,818)	(15,888)	10,630	(13,767)

Others:
Benefits paid		(5,482)	(3,123)	(1,223)	(3,868)	(38,175)	-
Others		-	(958)	2,440	-	-	-

Balance as of December 31	Ps.	53,624	44,459	30,148	74,688	82,691	123,759

Schedule of Principal Actuarial Assumptions

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2024		2023		2022
	BWM	JAFRA	BWM	JAFRA	BWM	JAFRA
Financial:
Future salary growth	7.0%	5.5%	7.0%	5.5%	6.5%	5.5%
Discount rate	9.7%	11.0%	9.7%	9.3%	9.2%	9.5%

Demographic:
Number of employees	934	1,400	938	1,356	901	1,276
Average age	35 años	38 años	35 years	38 years	34 years	38 years
Average longevity	4 años	7 años	3 years	7 years	3 years	7 years

Schedule of Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of December 31:
	2024			2023		2022
	BWM		JAFRA	BWM	JAFRA	BWM	JAFRA

Increase / decrease in the discount rate
+0.50%	Ps.	1,206	28	500	94	361	146
-0.50%		(717)	(30)	(500)	(98)	(174)	(151)